18. SHARE CAPITAL: Schedule of Estimatin of Fair Value of Options Granted (Details) - Options granted during the year - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk-free rate	0.45%	2.27%
Share Price	$ 0.77	$ 1.31
Expected term (in years)	5 years	5 years
Volatility	105.27%	100.00%